Research and Development	12 Months Ended
Jun. 30, 2012
Research and Development [Abstract]
Research and Development
Research and Development
Research and development costs amounted to $365,703 in 2012, $359,456 in 2011 and $316,181 in 2010. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $43,658 in 2012, $61,327 in 2011 and $40,277 in 2010. These costs are included in the total research and development cost for each of the respective years.